Other Financial Information (Tables)	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Cash, Cash Equivalents, and Restricted Cash

	June 30, 2020	December 31, 2019
Reconciliation of cash, cash equivalents, and restricted cash
Cash and cash equivalents	$369.7	$223.5
Restricted cash included in other current assets	10.2	10.2
Total cash, cash equivalents, and restricted cash	$379.9	$233.7

Other Supplemental Balance Sheet Information

	June 30, 2020	December 31, 2019
Inventories
Finished products	$217.8	$180.2
Raw materials	157.9	162.6
Work in process	92.2	58.2
Total inventories	$467.9	$401.0

	June 30, 2020	December 31, 2019
Property, plant and equipment, net
Machinery and equipment	$292.2	$280.7
Buildings	247.9	243.2
Land	46.2	46.7
Construction in progress	9.4	21.9
Property, plant and equipment, at cost	595.7	592.5
Less: Accumulated depreciation	(188.6)	(164.3)
Property, plant and equipment, net	$407.1	$428.2

	June 30, 2020	December 31, 2019
Accrued expenses and other liabilities
Deferred revenue	$190.2	$160.9
Accrued payroll and other employee compensation	99.3	145.4
Product warranty	36.9	43.2
Litigation reserve (see note 17)	96.5	92.9
Operating lease liabilities	36.0	35.0
Other	302.7	390.3
Total	$761.6	$867.7

	2020	2019
Change in product warranty accrual
Beginning balance, December 31	$43.3	$44.9
Provision charge to expense	13.2	18.7
Paid/utilized	(19.6)	(24.5)
Ending balance, June 30	$36.9	$39.1